----------------------------
                                                           OMB APPROVAL
                                                           ------------
                                                     OMB Number: 3235-0578
                                                     Expires: February 28, 2006
                                                     Estimated average burden
                                                     hours per response: 20.0
                                                    ----------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21077

Registrant Name: PIMCO California Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31/05

Date of Reporting Period: 2/28/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

1. SCHEDULE OF INVESTMENTS

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (unaudited)

Principal
Amount                                                                                 CREDIT RATINGS
(000)                                                                                   (MOODY'S/S&P)           Value *
---------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS & NOTES-85.9%
$31,300    ABAG Financing Auth. Rev.,
              5.20%-5.35%, 11/15/22-11/15/32, Ser. A ...............................        NR/A          $    32,882,703
  2,000    ABC Unified School Dist. GO,
              zero coupon, 8/1/23, Ser. B (FGIC) ...................................       Aaa/AAA                820,260
  1,000    Alpine Union School Dist. GO,
              zero coupon, 8/1/24, Ser. B (FSA) ....................................       Aaa/AAA                394,470
  8,115    Anaheim City School Dist. GO,
              5.00%, 8/1/26 (FGIC) .................................................       Aaa/AAA              8,487,641
 23,000    Bakersfield, CP,
              zero coupon, 4/15/21, Ser. B .........................................       NR/AAA              10,827,020
  1,945    Bay Area Govt. Assoc. Improvement Bd. Act 1915,
              6.30%, 9/2/25 ........................................................       Aaa/AAA              2,032,058
  2,000    Bay Area Govt. Assoc. Lease Rev.,
              5.00%, 7/1/32 (AMBAC) ................................................       Aaa/AAA              2,073,820
  9,375    California Health Facs. Financing,
              5.125%-5.25%, 1/1/22-1/1/26 ..........................................        NR/A                9,841,671
  5,400    California State Dept Water Reserve Rev. & Water Rev.,
              5.00%, 12/1/15-12/1/25 ...............................................        NR/NR               5,918,832
 16,255    California Statewide Community Dev. Authority,
              5.50%-6.75%, 10/1/30-11/15/33 ........................................        NR/NR              17,266,702
 10,000    California Statewide Financing Authority Tobacco Settlement,
              6.00%, 5/1/37 (a) ....................................................        NR/NR               9,857,000
  1,085    Capistrano Unified School Dist. Community Fac. Dist. Special Tax,
              5.70%, 9/1/20 ........................................................       Aaa/AAA              1,136,472
  2,300    Ceres Unified School Dist. GO,
              zero coupon, 8/1/27 (FGIC) ...........................................       Aaa/AAA                681,145
  9,865    Chula Vista Special Tax,
              6.05%-6.20%, 9/1/25-9/1/33 ...........................................        NR/NR              10,254,793
  8,035    Clovis Unified School Dist. GO,
              zero coupon, 8/1/23-8/1/27, Ser. B (FGIC) ............................       Aaa/AAA              2,914,702
  1,410    Community College Financing Auth. Lease Rev.,
              5.00%, 8/1/27, Ser. A (AMBAC) ........................................       Aaa/AAA              1,477,976
  6,355    Corona-Norco Unified School Dist., Public Financing Auth. Special Tax,
              5.55%-6.10%, 9/1/15-9/1/32, Ser. A ...................................        NR/NR               6,491,556
  1,110    Corona-Norco Unified School Dist. Special Tax,
              5.10%, 9/1/25 (AMBAC) ................................................       Aaa/AAA              1,164,201
  2,800    Cotati Redev. Agcy. Tax Allocation,
              5.00%, 9/1/31, Ser. A (MBIA) .........................................       Aaa/AAA              2,870,168
  3,000    Dinuba Financing Auth. Lease Rev.,
              5.10%, 8/1/32 (MBIA) .................................................       Aaa/AAA              3,134,400
  3,475    Educational Facs. Auth. Rev., Loyola Marymount Univ.,
              zero coupon, 10/1/34 (MBIA) ..........................................       Aaa/NR                 750,357
  2,825    Empire Union School Dist. Special Tax,
              zero coupon, 10/1/30-10/1/32 (AMBAC) .................................       Aaa/AAA                712,128
  1,000    Escondido Union School Dist. GO,
              zero coupon, 8/1/27 (FSA) ............................................       Aaa/AAA                322,770
  2,440    Eureka Unified School Dist. GO,
              zero coupon, 8/1/27 (FSA) ............................................       Aaa/AAA                787,559
           Foothill Eastern Corridor Agcy. Toll Road Rev.,
 15,936       zero coupon, 1/1/25-1/1/30, Ser. A ...................................       Aaa/AAA             10,660,153
  1,500       zero coupon, 1/15/27, Ser. A (MBIA) ..................................       Aaa/AAA              1,308,300
    400    Franklin-McKinley School Dist. GO,
              5.00%, 8/1/27, Ser. B (FSA) ..........................................       Aaa/AAA                419,284
 47,900    Golden State Tobacco Securitization Corp. Rev.,
              6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1 ............................      Baa3/BBB             49,904,236
    565    Health Facs. Finance Auth.Rev., Catholic Healthcare Facs.,
              5.00%, 7/1/28, Ser. A ................................................       Baa1/A-                561,881
  2,115    Health Facs. Financing Auth. Rev.,
              5.125%, 11/1/20 ......................................................        NR/A                2,276,353

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)

Principal
Amount                                                                                 CREDIT RATINGS
(000)                                                                                   (MOODY'S/S&P)           Value *
---------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
$ 1,750    Huntington Beach Community Facs. Dist. Special Tax,
              6.30%, 9/1/32 ........................................................        NR/NR         $     1,805,668
           Industry Urban Dev. Agcy. Tax Allocation,
  1,035       4.75%, 5/1/21 (MBIA) .................................................       Aaa/AAA              1,072,976
  1,045       4.75%, 5/1/21 ........................................................       Aaa/AAA              1,062,706
  7,000    Irvine Improvement Board Act 1915 Special Assessment,
              5.70%, 9/2/26 ........................................................        NR/NR               7,149,660
  1,900    Jurupa Unified School Dist. GO,
              zero coupon, 5/1/27 (FGIC) ...........................................       Aaa/AAA                613,263
  2,450    Kings Canyon JT Unified School Dist. GO,
              zero coupon, 8/1/27 (FGIC) ...........................................       Aaa/AAA                790,787
  5,300    Livermore-Amador Valley Water Management Agcy. Sewer Rev.,
              5.00%, 8/1/31 (AMBAC) ................................................       Aaa/AAA              5,460,855
  5,934    Long Beach Unified School Dist. GO,
              5.00%, 8/1/27, Ser. C (MBIA) .........................................       Aaa/NR               6,159,580
           Los Angeles, CP,
  9,895       5.00%, 2/1/27 (MBIA) .................................................       Aaa/AAA             10,298,914
  2,685       5.00%, 10/1/27, Ser. AU (MBIA) .......................................       Aaa/AAA              2,803,596
  7,200    Los Angeles Wastewater Syst. Rev.,
              5.00%, 6/1/30, Ser. A (FGIC) .........................................       Aaa/AAA              7,469,568
  1,000    Manhattan Beach Unified School Dist. GO,
              zero coupon, 9/1/25 (MBIA) ...........................................       Aaa/AAA                362,720
           Manteca Redev. Agcy. Tax Allocation,
  7,295       5.00%, 10/1/32 (FSA) .................................................       Aaa/AAA              7,570,240
  5,330       5.00%, 9/1/29 (MBIA) .................................................       Aaa/AAA              5,528,809
  2,365    Manteca Unified School Dist. Special Tax,
              zero coupon, 9/1/25 (MBIA) ...........................................       Aaa/AAA                849,295
  4,000    Merced Cnty., CP,
              5.00%, 6/1/32 (AMBAC) ................................................       Aaa/NR               4,132,200
  2,705    Modesto Elementary School Dist., Stanislaus Cnty. GO,
              zero coupon, 8/1/23-5/1/27, Ser. A (FGIC) ............................       Aaa/AAA              2,746,770
  2,150    Modesto High School Dist., Stanislaus Cnty. GO,
              zero coupon, 8/1/26, Ser. A (FGIC) ...................................       Aaa/AAA                735,988
  1,000    Modesto Public Financing Auth. Lease Rev.,
              5.00%, 9/1/29 (AMBAC) ................................................       Aaa/AAA              1,047,850
  2,385    Monrovia Financing Auth. Lease Rev.,
              5.125%, 12/1/31 (AMBAC) ..............................................       Aaa/AAA              2,520,659
           Montebello Unified School Dist. GO,
  7,105       zero coupon, 8/1/24-8/1/27 (FGIC) ....................................       Aaa/AAA              2,507,035
  1,485       zero coupon, 8/1/24 (FSA) ............................................       Aaa/AAA                574,799
  2,400    Morgan Hill Unified School Dist. GO,
              zero coupon, 8/1/23 (FGIC) ...........................................       Aaa/AAA                984,312
  1,500    Mountain View-Whisman School Dist. GO,
              5.00%, 6/1/27, Ser. D (MBIA) ..........................................       Aaa/AAA              1,571,085
  1,800    Murrieta Redev. Agcy. Tax,
              5.00%, 8/1/32 (MBIA) .................................................       Aaa/AAA              1,866,960
  3,245    Newark Unified School Dist. GO,
              zero coupon, 8/1/26, Ser. D (FSA) .....................................       Aaa/AAA              1,110,828
  3,580    Oakland Redev. Agcy. Tax Allocation,
              5.25%, 9/1/27-9/1/33 .................................................        NR/A-               3,643,601
  1,000    Orange Cnty. Community Facs. Dist. Special Tax,
              6.00%, 8/15/25, Ser. A ...............................................        NR/NR               1,062,170
 12,000    Orange Cnty. Sanitation Dist. CP,
              5.25%, 2/1/30 (FGIC) .................................................       Aaa/AAA             12,718,800
  3,685    Palmdale Community Redev. Agcy. Tax Allocation,
              zero coupon, 12/1/30-12/1/32 (AMBAC) .................................       Aaa/AAA                927,275
  1,750    Paramount Unified School Dist. GO,
              zero coupon, 9/1/23, Ser. B (FSA) ....................................       Aaa/AAA                714,840

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)

Principal
Amount                                                                                 CREDIT RATINGS
(000)                                                                                   (MOODY'S/S&P)           Value *
---------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
           Perris Public Financing Auth. Rev., Tax Allocation,
$ 1,190       4.75%, 10/1/23, Ser. B (MBIA) ........................................       Aaa/AAA        $     1,232,590
  2,580       5.375%-5.625%, 10/1/20-10/1/31, Ser. C ...............................       NR/BBB               2,717,465
 14,200    Poway Unified School Dist. Special Tax,
              5.50%-6.125%, 9/1/25-9/1/33 ..........................................        NR/NR              14,447,804
  2,000    Rancho Cucamonga Community Facs. Dist., Special Tax,
              6.375%, 9/1/31, Ser. A ...............................................        NR/NR               2,061,260
  1,500    Richmond Wastewater Rev.,
              zero coupon, 8/1/30 (FGIC) ...........................................       Aaa/AAA                404,955
  3,510    Riverside CP,
              5.00%, 9/1/33 (AMBAC) ................................................       NR/AAA               3,627,761
 17,500    Rocklin Unified School Dist. GO,
              zero coupon, 8/1/24-8/1/27 (FGIC) ....................................       Aaa/AAA              6,213,975
  9,250    Roseville Redev. Agcy. Tax Allocation,
              5.00%, 9/1/27-9/1/33 (MBIA) ..........................................       Aaa/AAA              9,621,380
           Sacramento City Financing Auth. Rev.,
  4,500       5.00%, 12/1/32, Ser. A (FSA) .........................................       Aaa/AAA              4,657,365
  4,835       6.25%, 9/1/23 ........................................................        NR/NR               5,015,539
 12,490    Sacramento Cnty. Airport Syst. Rev.,
              5.00%, 7/1/32, Ser. A (FSA) ..........................................       Aaa/AAA             12,906,916
 16,285    San Diego Cnty. Water Auth. Water Rev., CP,
              5.00%, 5/1/28-5/1/29, Ser. A (MBIA) ..................................       Aaa/AAA             16,949,479
  1,500    San Diego Public Facs. Financing Auth. Lease Rev.,
              5.00%, 4/1/32 (MBIA) .................................................       Aaa/AAA              1,548,645
  1,000    San Diego Public Facs. Financing Auth. Sewer Rev.,
              5.00%, 5/15/29, Ser. A (FGIC) ........................................       Aaa/AAA              1,038,460
 14,000    San Diego Public Facs. Financing Auth. Water Rev.,
              5.00%, 8/1/32 (MBIA) .................................................       Aaa/AAA             14,472,080
           San Francisco City & Cnty. Airport Community, Int'l Airport Rev.,
  5,585       4.50%, 5/1/28, Ser. 15B ..............................................       Aaa/AAA              5,497,818
 20,300       5.00%, 5/1/32, Ser. 28B ..............................................       Aaa/AAA             21,027,349
 10,405    San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev.,
              zero coupon, 1/1/25 ..................................................       AAA/AAA              4,206,637
 10,190    San Jose, GO,
              5.125%, 9/1/31 .......................................................       Aa1/AA+             10,632,654
  7,875    San Juan Unified School Dist. GO,
              zero coupon, 8/1/23-8/1/26 (FSA) .....................................       Aaa/AAA              2,815,794
  4,835    San Mateo Foster City School Dist. GO,
              5.10%, 8/1/31 (FGIC) .................................................       Aaa/AAA              5,046,870
  2,300    San Mateo Union High School Dist. GO,
              zero coupon, 9/1/20 (FGIC) ...........................................       Aaa/AAA              1,121,434
  1,730    San Rafael City High School Dist. GO,
              5.00% 8/1/27, Ser. B (FSA) ...........................................       Aaa/AAA              1,804,978
  3,280    San Rafael Elementary School Dist. GO,
              5.00%, 8/1/27, Ser. B (FSA) ..........................................       Aaa/AAA              3,422,155
  8,690    Santa Clara Unified School Dist. GO,
              5.00%, 7/1/25-7/1/27 (MBIA) ..........................................       Aaa/AAA              9,086,109
  1,260    Santa Cruz Cnty., CP,
              5.25%, 8/1/32 ........................................................        A3/NR               1,316,057
  5,000    Santa Margarita Water Dist. Special Tax,
              6.00%-6.25%, 9/1/29-9/1/30 ...........................................        NR/NR               5,210,560
  3,430    Saugus Hart School Facs. Financing Auth. Special Tax,
              6.10%-6.125%, 9/1/32-9/1/33 ..........................................        NR/NR               3,524,108


                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)

Principal
Amount                                                                                 CREDIT RATINGS
(000)                                                                                   (MOODY'S/S&P)           Value *
---------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
$ 1,000    Shasta Union High School Dist. GO,
              zero coupon, 8/1/24 (FGIC) ...........................................       Aaa/AAA        $       387,070
  2,745    South Tahoe JT Powers Parking Financing Auth. Rev.,
              7.00%, 12/1/27, Ser. A ...............................................        NR/NR               2,701,656
  1,800    Southern Mono Healthcare Dist. GO,
              zero coupon, 8/1/26 (MBIA) ...........................................       Aaa/AAA                603,450
 35,000    State Economic Recovery GO,
              5.00%, 7/11/11, Ser. A (MBIA) ........................................       Aaa/AAA             38,497,200
    200    State Infrastructure & Economic Dev. Bk. Rev., Bay Area Toll,
              5.00%, 7/1/36, Ser. B (AMBAC) ........................................       Aaa/AAA                208,450
  9,605    State Public Works Board Lease Rev.,
              5.00%, 10/1/22, Ser. A (FSA) .........................................        NR/NR              10,124,534
  1,710    State University Rev.,
              5.00%, 11/1/33, Ser. A (AMBAC) .......................................       Aaa/AAA              1,768,140
  1,000    State University Rev. & Colleges,
              5.00%, 11/1/13, Ser. A (FSA) .........................................       Aaa/AAA              1,111,190
  1,170    Statewide Community. Dev. Auth. CP,
              6.10%, 11/1/15 .......................................................        NR/NR               1,177,500
  2,770    Statewide Community Dev. Auth., Rev.,
              5.50%, 11/1/32, Ser. A ...............................................        A3/A                2,905,564
  1,840    Statewide Financing Auth. Tobacco Settlement Rev.,
              5.625%, 5/1/29, Ser. A ...............................................       Baa3/NR              1,833,818
  7,750    Tamalpais Union High School Dist. GO,
              5.00%, 8/1/27 (FSA) ..................................................       Aaa/AAA              8,085,885
           Tobacco Securization Agcy. Rev.,
 14,705       5.625%-6.00%, 6/1/23-6/1/35 ..........................................      Baa3/BBB             14,555,857
  1,800       5.875%, 6/1/43, Ser. A ...............................................       Baa3/NR              1,766,214
  4,500       6.00%, 6/1/42 ........................................................       Baa3/NR              4,401,225
    995    Tracy Community Facs. Dist. Special Tax,
              6.00%, 9/1/27 ........................................................        NR/NR               1,014,801
  6,250    University Revs.,
              5.00%, 5/15/11, Ser. A (AMBAC) .......................................       Aaa/AAA              6,900,000
 10,000    Ventura Cnty. Community College Dist. GO,
              5.00%, 8/1/27, Ser. A (MBIA) .........................................       Aaa/AAA             10,482,100
  1,555    Ventura Unified School Dist. GO,
              5.00%, 8/1/32, Ser. F (FSA) ..........................................       Aaa/AAA              1,612,411
  2,000    Vernon Electric Syst. Rev.,
              5.50%, 4/1/33 ........................................................       A2/BBB+              2,172,920
  3,535    Victor Elementary School Dist.,
              zero coupon, 8/1/24-8/1/26, Ser. A (FGIC) ............................       Aaa/AAA              1,260,446
  1,000    Vista Unified School Dist. GO,
              zero coupon, 8/1/26, Ser. A (FSA) ....................................       Aaa/AAA                342,320
  7,320    West Contra Costa University School Dist. GO,
              5.00%, 8/1/26-8/1/31, Ser. A (MBIA) ..................................       Aaa/AAA              7,591,407
  3,375    Westlands Water Dist. Rev. CP,
              5.00%, 9/1/34 (MBIA) .................................................       Aaa/AAA              3,488,231
  2,000    William S. Hart JT School Financing Auth. Rev.,
              5.625%, 9/1/34 .......................................................       NR/BBB+              2,113,140
  2,110    Yuba City Unfied School Dist. GO,
              zero coupon, 9/1/25 (FGIC) ...........................................       Aaa/AAA                765,339
                                                                                                          ----------------
           Total California Municipal Bonds & Notes (cost-$567,140,603) ............                          595,593,485
                                                                                                          ----------------
           OTHER MUNICIPAL BONDS & NOTES-7.6%
           NEW YORK-0.8%
  4,590    State Dormitory Auth. Rev,
              6.250%, 8/15/15 (FHA) ................................................       Aa2/AAA              5,278,078
                                                                                                          ----------------

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                             (unaudited) (continued)

Principal
Amount                                                                                 CREDIT RATINGS
(000)                                                                                   (MOODY'S/S&P)           Value *
---------------------------------------------------------------------------------------------------------------------------
           OTHER MUNICIPAL BONDS & NOTES (CONTINUED)
           PUERTO RICO-3.3%
$ 2,000    Electric Power Auth. Rev.,
              5.125%, 7/1/29, Ser. NN ..............................................        A3/A-         $     2,091,540
           Public Building Auth. Rev.,
  2,505       5.00%, 7/1/36, Ser. I ................................................       Baa1/A-              2,583,983
 11,000       5.00%, 7/1/36, Ser. J ................................................       Aaa/AAA             12,028,060
  5,300    Public Finance Corp., 5.75%, 8/1/27, Ser. A .............................      Baa2/BBB+             5,902,345
                                                                                                          ----------------
                                                                                                               22,605,928
                                                                                                          ----------------
           TENNESSEE-1.3%
  8,535    Memphis Electric Syst. Rev.,
              5.00%, 12/1/16, Ser. A (MBIA) ........................................       Aaa/AAA              9,250,830
                                                                                                          ----------------
           TEXAS-2.2%
  2,675    State Univ. Revs.,
              5.25%, 8/15/11-8/15/12, Ser. A .......................................       Aaa/AAA             15,398,522
                                                                                                          ----------------
           Total Other Municipal Bonds & Notes- (cost-$51,807,870) .................                           52,533,358
                                                                                                          ----------------
           CALIFORNIA VARIABLE RATE NOTES (a) (b) (c) - 3.6%
  4,237    Los Angeles Dept. of Water & Power, Waterworks Rev.,
              14.20%, 7/1/41, Ser. 754 (FGIC) ......................................        Aaa/NR             4,861,430
 18,775    Modesto Public Financing Auth. Lease Rev.,
              13.70%, 9/1/29, Ser. 354 (AMBAC) .....................................        Aaa/NR              2,233,875
  3,245    Oakland, GO,
              13.70%, 1/15/32, Ser. 756 (FGIC) .....................................        Aaa/NR              5,655,207
  1,944    San Diego Unified School Dist. GO,
              13.70%, 7/1/27, Ser. 758 (FGIC) ......................................        Aaa/NR              2,277,590
  3,742    San Jose GO,
              13.70%, 9/1/32 (MBIA) ................................................        Aaa/NR              4,300,881
  2,287    San Jose Unified School Dist. Santa Clara Cnty. GO,
              13.70%, 8/1/27, Ser. 761 (FSA) .......................................        Aaa/NR              2,684,061
  2,500    University Revs.,
              13.70%, 9/1/28, Ser. 762 (FGIC) ......................................         NR/NR              2,907,500
                                                                                                          ----------------
           Total California Variable Rate Notes (cost-$21,800,069) .................                           24,920,544
                                                                                                          ----------------
           U.S. TREASURY BILLS (d)-3.2%
 22,325       2.05%-2.54%, 3/3/05-5/5/05 (cost-$22,271,360) ........................        Aaa/AAA            22,268,245
                                                                                                          ----------------
           TOTAL INVESTMENTS BEFORE CALL OPTION WRITTEN (cost-$663,019,902)-100.3% .                          695,315,632
                                                                                                          ----------------
Contracts
---------
           CALL OPTIONS WRITTEN (e)-(0.3)%
           U.S. Treasury Bond Futures, Chicago Board of Trade;
  (813)       Strike Price $109, expires 5/20/05                                                               (1,638,703)
  (174)       Strike Price $110, expires 5/20/05                                                                 (184,875)
                                                                                                          ----------------
           Total call options written (premiums received-$2,166,424)                                           (1,823,578)
                                                                                                          ----------------
           TOTAL INVESTMENTS NET OF CALL OPTIONS WRITTEN (cost-$660,853,478)-100%                            $693,492,054
                                                                                                          ================

Futures contracts outstanding at February 28, 2005:

                                                Notional                            Unrealized
                                                 Amount         Expiration         Appreciation
 TYPE                                            (000)             Date           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------


Short: U.S. Treasury 30 Year Bond                (2,500)         12/20/04          $(2,017,126)
Long:  Eurodollar Futures                         2,125           9/19/05            1,437,813
                                                                                   -----------
                                                                                   $  (579,313)
                                                                                   ===========

                    PIMCO CALIFORNIA MUNICIPAL INCOME FUND II
                             SCHEDULE OF INVESTMENTS
                               FEBRUARY 28, 2005
                             (unaudited) (continued)


     NOTES TO SCHEDULE OF INVESTMENTS:

     * Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a significant development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Fund's Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options, futures, and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

      (a) 144A Security- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
      (b) Variable Rate Notes - Instruments whose interest rate changes on a specified date (such as a coupon date or interest payment date) and/or whose interest rate varies with changes in a designated base rate (such as the prime interest rate)
      (c) Residual interest Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
      (d) All or partial principal amount segregated as initial margin on futures contracts.
      (e)  Non-income producing.


      GLOSSARY:
      AMBAC -insured by American Municipal Bond Assurance Corp.
      CP - Certificates of Participation.
      FGIC - insured by Financial Guaranty Insurance Co.
      FSA - insured by Financial Security Assurance, Inc.
      GO - General Obligation Bonds
      MBIA - insured by Municipal Bond Investors Assurance
      NR - Not Rated
      Radian - insured by Radian Guaranty Inc.

ITEM 2. CONTROLS AND PROCEDURES
(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS
       (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Muni Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 26, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 26, 2005